RELATED PARTY TRANSACTIONS (Schedule of Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,065	$ 1,274
Performance related bonus	227	584
Post-employment benefits	24	41
Share-based compensation benefits	965	626
Total compensation	$ 2,281	$ 2,525